Schedule Of Future Lease Payments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
2024	$ 531	$ 4,154
2025	26	200
Future minimum operating lease payments	557	4,354
Less: Imputed interest	(12)	(96)
Total operating lease liabilities	$ 545	$ 4,258	$ 8,178